UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.
February 28, 2017 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 90.63%
Consumer Discretionary – 2.29%
Lowe’s	29,000	$2,156,730
		2,156,730
Consumer Staples – 9.03%
Archer-Daniels-Midland	48,200	2,263,954
CVS Health	26,300	2,119,254
Kraft Heinz	23,233	2,126,052
Mondelez International	45,600	2,002,752
		8,512,012
Diversified REITs – 2.63%
Colony NorthStar	14,223	208,794
Fibra Uno Administracion	104,000	150,579
Gramercy Property Trust	20,281	567,057
Intervest Offices &
Warehouses	14,738	368,477
Lexington Realty Trust	55,700	621,612
Vornado Realty Trust	2,965	325,764
Wereldhave	5,500	240,235
		2,482,518
Energy – 9.45%
Chevron	18,200	2,047,500
ConocoPhillips	40,900	1,945,613
Halliburton	38,200	2,042,172
Marathon Oil	61,400	982,400
Occidental Petroleum	28,900	1,894,395
		8,912,080
Financials – 9.87%
Allstate	30,000	2,464,800
Bank of New York Mellon	43,500	2,050,590
BB&T	44,000	2,121,680
Marsh & McLennan	32,100	2,358,708
Solar Capital	13,828	307,949
		9,303,727
Healthcare – 17.27%
Abbott Laboratories	54,300	2,447,844
Brookdale Senior Living †	29,600	426,240
Cardinal Health	28,600	2,327,182
Express Scripts Holding †	29,870	2,110,315
Johnson & Johnson	17,300	2,114,233
Merck & Co.	35,200	2,318,624
Pfizer	64,189	2,190,129
Quest Diagnostics	24,100	2,348,304
		16,282,871
Healthcare REITs – 0.38%
Healthcare Trust of America
Class A	6,200	199,454
Welltower	2,300	161,874
		361,328
Hotel REITs – 1.09%
Ashford Hospitality Prime	1,790	23,359
Ashford Hospitality Trust	7,100	46,647
Hospitality Properties Trust	5,500	174,790
Host Hotels & Resorts	8,800	158,312
Pebblebrook Hotel Trust	5,400	155,250
Summit Hotel Properties	30,200	464,778
		1,023,136
Industrial REITs – 0.54%
Duke Realty	4,800	123,072
Prologis	680	34,714
Terreno Realty	12,500	346,250
		504,036
Industrials – 7.45%
Northrop Grumman	9,700	2,396,773
Raytheon	14,900	2,296,835
Waste Management	31,700	2,324,244
		7,017,852
Information Technology – 9.07%
CA	62,386	2,013,196
Cisco Systems	62,500	2,136,250
Intel	58,900	2,132,180
Oracle	53,200	2,265,788
		8,547,414
Mall REITs – 1.18%
GGP	4,671	116,121
Simon Property Group	3,947	727,827
Taubman Centers	3,800	265,088
		1,109,036
Materials – 2.72%
EI du Pont de Nemours & Co.	28,400	2,230,536
Tarkett	8,063	337,236
		2,567,772
Mixed REITs – 0.16%
PS Business Parks	1,300	151,073
		151,073
Mortgage REITs – 0.26%
Starwood Property Trust	10,900	249,174
		249,174
Multifamily REITs – 4.79%
ADO Properties 144A #	11,797	435,609

(continues)     NQ-DDF [2/17] 4/17 (18981) 1

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Multifamily REITs (continued)
American Homes 4 Rent	9,080	$215,831
Apartment Investment &
Management	20,819	968,708
Equity Residential	39,157	2,469,632
Gecina	792	100,769
Mid-America Apartment
Communities	2,201	226,109
Vonovia	2,930	102,092
		4,518,750
Office REITs – 2.82%
alstria office REIT †	18,775	227,445
Easterly Government
Properties	53,600	1,107,912
Equity Commonwealth †	15,800	493,908
Hudson Pacific Properties	3,300	120,714
Mack-Cali Realty	11,100	323,565
Parkway	1,670	35,036
SL Green Realty	3,100	349,308
		2,657,888
Retail REITs – 0.22%
Klepierre	2,210	82,097
Wheeler Real Estate
Investment Trust	72,456	128,972
		211,069
Self Storage – 0.14%
Jernigan Capital	5,900	126,909
		126,909
Shopping Center REITs – 1.75%
Brixmor Property Group	10,700	249,738
DDR	6,700	96,882
First Capital Realty	9,381	147,757
Kimco Realty	11,030	267,477
Kite Realty Group Trust	16,600	375,990
Ramco-Gershenson Properties
Trust	10,500	164,430
Retail Properties of America	7,900	121,739
Urban Edge Properties	8,232	228,273
		1,652,286
Single Tenant REIT – 0.69%
STORE Capital	26,100	650,151
		650,151
Telecommunications – 4.12%
AT&T	49,200	2,056,068
Century Communications =†	500,000	0
Verizon Communications	36,900	1,831,347
		3,887,415
Utilities – 2.71%
American Water Works	2,900	226,200
Edison International	29,200	2,328,408
		2,554,608

Total Common Stock
(cost $63,452,162)		85,439,835

Convertible Preferred Stock – 1.47%
A Schulman 6.00% exercise
price $52.33, expiration
date 12/31/49	145	130,174
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	155	184,450
El Paso Energy Capital Trust I
4.75% exercise price
$50.00, expiration date
3/31/28	5,250	263,025
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	3,650	180,967
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	182	252,592
Teva Pharmaceutical
Industries 7.00% exercise
price $75.00, expiration
date 12/15/18	89	56,515
Wells Fargo & Co. 7.50%
exercise price $156.71,
expiration date 12/31/49	259	317,275
Total Convertible Preferred
Stock (cost $1,242,523)		1,384,998

	Principal
	amount°
Convertible Bonds – 7.92%
Brokerage – 0.29%
Jefferies Group 3.875% exercise
price $43.93, maturity date
11/1/29	267,000	270,337
		270,337
Capital Goods – 0.05%
Aerojet Rocketdyne Holdings 144A
2.25% exercise price $26.00,
maturity date 12/15/23 #	51,000	52,147
		52,147

2 NQ-DDF [2/17] 4/17 (18981)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Communications – 1.13%
Alaska Communications Systems
Group 6.25% exercise price
$10.28, maturity date 5/1/18	351,000	$351,000
Clearwire Communications 144A
8.25% exercise price $7.08,
maturity date 12/1/40 #	310,000	323,950
DISH Network 144A 3.375%
exercise price $65.18, maturity
date 8/15/26 #	123,000	148,676
Liberty Interactive 144A 1.75%
exercise price $341.10, maturity
date 9/30/46 #	173,000	193,976
Liberty Media 144A 2.25% exercise
price $104.55, maturity date
9/30/46 #	49,000	52,644
		1,070,246
Consumer Cyclical – 0.11%
Huron Consulting Group 1.25%
exercise price $79.89, maturity
date 10/1/19	109,000	102,801
		102,801
Consumer Non-Cyclical – 1.56%
Brookdale Senior Living 2.75%
exercise price $29.33, maturity
date 6/15/18	312,000	306,540
HealthSouth 2.00% exercise price
$37.16, maturity date 12/1/43	188,000	226,893
Hologic 2.00% exercise price
$31.18, maturity date 3/1/42 ϕ	101,000	137,802
NuVasive 144A 2.25% exercise
price $59.82, maturity date
3/15/21 #	72,000	98,910
Spectrum Pharmaceuticals 2.75%
exercise price $10.53, maturity
date 12/15/18	283,000	286,184
Vector Group
1.75% exercise price $23.46,
maturity date 4/15/20 ●	262,000	300,481
2.50% exercise price $15.22,
maturity date 1/15/19 ●	72,000	111,219
		1,468,029
Energy – 0.34%
Helix Energy Solutions Group 4.25%
exercise price $13.89, maturity
date 5/1/22	196,000	204,453
PDC Energy 1.125% exercise price
$85.39, maturity date 9/15/21	107,000	115,694
		320,147
Financials – 0.97%
Ares Capital 144A 3.75% exercise
price $19.39, maturity date
2/1/22 #	119,000	119,223
Blackhawk Network Holdings 144A
1.50% exercise price $49.83,
maturity date 1/15/22 #	201,000	205,020
GAIN Capital Holdings 4.125%
exercise price $12.00, maturity
date 12/1/18	234,000	232,245
Hercules Capital 144A 4.375%
exercise price $16.41, maturity
date 2/1/22 #	83,000	83,778
New Mountain Finance 5.00%
exercise price $15.80, maturity
date 6/15/19	263,000	271,712
		911,978
Industrial – 0.14%
General Cable 4.50% exercise price
$31.67, maturity date 11/15/29 ϕ	181,000	134,732
		134,732
Industrials – 0.27%
Chart Industries 2.00% exercise
price $69.03, maturity date
8/1/18	262,000	258,725
		258,725
REITs – 0.98%
Blackstone Mortgage Trust 5.25%
exercise price $27.99, maturity
date 12/1/18	326,000	368,787
Spirit Realty Capital 3.75% exercise
price $13.10, maturity date
5/15/21	246,000	259,531
VEREIT 3.75% exercise price
$14.99, maturity date 12/15/20	295,000	296,476
		924,794
Technology – 2.08%
Cardtronics 1.00% exercise price
$52.35, maturity date 12/1/20	254,000	269,240
Ciena 144A 3.75% exercise price
$20.17, maturity date 10/15/18 #	126,000	178,920
Electronics For Imaging 0.75%
exercise price $52.72, maturity
date 9/1/19	192,000	203,160
j2 Global 3.25% exercise price
$68.93, maturity date 6/15/29	140,000	186,200
Knowles 144A 3.25% exercise price
$18.43, maturity date 11/1/21 #	136,000	171,615

(continues) NQ-DDF [2/17] 4/17 (18981) 3

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Technology (continued)
Nuance Communications 2.75%
exercise price $32.30, maturity
date 11/1/31	204,000	$205,275
NXP Semiconductors 1.00% exercise
price $102.84, maturity date
12/1/19	191,000	221,321
PROS Holdings 2.00% exercise price
$33.79, maturity date 12/1/19	231,000	233,743
Verint Systems 1.50% exercise price
$64.46, maturity date 6/1/21	302,000	287,844
		1,957,318
Total Convertible Bonds
(cost $7,052,569)		7,471,254

Corporate Bonds – 38.76%
Automotive – 0.17%
American Tire Distributors 144A
10.25% 3/1/22 #	160,000	159,600
		159,600
Banking – 1.81%
Ally Financial 5.75% 11/20/25	240,000	254,400
Credit Suisse Group 144A
6.25% 12/29/49 #●	200,000	203,227
Lloyds Banking Group
7.50% 4/30/49 ●	330,000	351,057
Popular 7.00% 7/1/19	255,000	267,750
Royal Bank of Scotland Group
8.625% 12/29/49 ●	400,000	423,600
UBS Group 6.875% 12/29/49 ●	200,000	206,378
		1,706,412
Basic Industry – 6.16%
BMC East 144A 5.50% 10/1/24 #	115,000	119,313
Boise Cascade 144A
5.625% 9/1/24 #	195,000	200,363
Builders FirstSource
144A 5.625% 9/1/24 #	95,000	98,087
144A 10.75% 8/15/23 #	245,000	285,425
Cemex 144A 7.75% 4/16/26 #	400,000	449,000
Cliffs Natural Resources 144A
5.75% 3/1/25 #	95,000	93,433
FMG Resources August 2006 144A
6.875% 4/1/22 #	180,000	186,413
Freeport-McMoRan
4.55% 11/14/24	120,000	112,800
144A 6.875% 2/15/23 #	320,000	339,200
Hudbay Minerals
144A 7.25% 1/15/23 #	20,000	21,450
Hudbay Minerals
144A 7.625% 1/15/25 #	160,000	175,600
James Hardie International Finance
144A 5.875% 2/15/23 #	200,000	208,500
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	80,000	89,400
Koppers 144A 6.00% 2/15/25 #	195,000	203,287
Kraton Polymers 144A
10.50% 4/15/23 #	175,000	199,063
Lennar 4.75% 5/30/25	95,000	96,663
M/I Homes 6.75% 1/15/21	185,000	195,175
NCI Building Systems 144A
8.25% 1/15/23 #	155,000	169,337
New Gold
144A 6.25% 11/15/22 #	66,000	66,990
144A 7.00% 4/15/20 #	70,000	71,356
NOVA Chemicals 144A
5.00% 5/1/25 #	130,000	131,950
Novelis
144A 5.875% 9/30/26 #	125,000	128,906
144A 6.25% 8/15/24 #	235,000	249,687
PQ 144A 6.75% 11/15/22 #	185,000	200,725
PulteGroup 5.00% 1/15/27	100,000	100,275
Standard Industries 144A
5.00% 2/15/27 #	195,000	199,387
Steel Dynamics 144A
5.00% 12/15/26 #	190,000	196,650
Summit Materials
6.125% 7/15/23	195,000	203,775
8.50% 4/15/22	60,000	67,500
U.S. Concrete 6.375% 6/1/24	190,000	201,875
Vale Overseas
6.25% 8/10/26	260,000	287,625
6.875% 11/10/39	190,000	208,810
Zekelman Industries 144A
9.875% 6/15/23 #	220,000	249,150
		5,807,170
Capital Goods – 2.13%
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	225,000	231,750
144A 7.25% 5/15/24 #	200,000	218,750
Ball 5.25% 7/1/25	90,000	95,850
BWAY Holding 144A
9.125% 8/15/21 #	310,000	337,900
Gardner Denver 144A
6.875% 8/15/21 #	300,000	310,500
KLX 144A 5.875% 12/1/22 #	180,000	190,161
Signode Industrial Group Lux 144A
6.375% 5/1/22 #	175,000	180,687

4 NQ-DDF [2/17] 4/17 (18981)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
StandardAero Aviation Holdings
144A 10.00% 7/15/23 #	85,000	$90,950
TransDigm 144A 6.375% 6/15/26 #	350,000	354,375
		2,010,923
Consumer Cyclical – 1.77%
Boyd Gaming 6.375% 4/1/26	395,000	428,081
JC Penney 8.125% 10/1/19	185,000	197,950
L Brands 6.875% 11/1/35	190,000	183,587
Landry’s 144A 6.75% 10/15/24 #	185,000	192,863
MGM Resorts International
4.625% 9/1/26	200,000	196,500
Penn National Gaming 144A
5.625% 1/15/27 #	195,000	196,706
Penske Automotive Group
5.50% 5/15/26	270,000	268,839
		1,664,526
Consumer Non-Cyclical – 1.83%
Albertsons
144A 5.75% 3/15/25 #	60,000	60,263
144A 6.625% 6/15/24 #	185,000	196,100
Dean Foods 144A 6.50% 3/15/23 #	255,000	266,475
JBS USA 144A 5.75% 6/15/25 #	195,000	202,313
Kronos Acquisition Holdings 144A
9.00% 8/15/23 #	215,000	220,106
Live Nation Entertainment 144A
4.875% 11/1/24 #	183,000	183,457
Nature’s Bounty 144A
7.625% 5/15/21 #	195,000	206,456
Post Holdings
144A 5.00% 8/15/26 #	100,000	96,563
144A 5.75% 3/1/27 #	99,000	100,300
Revlon Consumer Products
6.25% 8/1/24	190,000	195,700
		1,727,733
Energy – 5.65%
Alta Mesa Holdings 144A
7.875% 12/15/24 #	190,000	201,875
AmeriGas Partners 5.875% 8/20/26	240,000	249,000
Antero Resources 5.625% 6/1/23	277,000	281,847
Cheniere Corpus Christi Holdings
144A 5.875% 3/31/25 #	80,000	85,000
144A 7.00% 6/30/24 #	100,000	112,500
Chesapeake Energy 144A
8.00% 1/15/25 #	185,000	184,537
Energy Transfer Equity
5.50% 6/1/27	115,000	122,331
Genesis Energy
5.625% 6/15/24	45,000	45,113
5.75% 2/15/21	120,000	122,400
6.00% 5/15/23	40,000	40,700
6.75% 8/1/22	114,000	119,415
Gulfport Energy
144A 6.00% 10/15/24 #	225,000	225,000
6.625% 5/1/23	65,000	66,463
Halcon Resources 144A
6.75% 2/15/25 #	185,000	183,613
Hilcorp Energy I
144A 5.00% 12/1/24 #	97,000	93,363
144A 5.75% 10/1/25 #	71,000	70,823
Holly Energy Partners 144A
6.00% 8/1/24 #	105,000	110,775
Laredo Petroleum 6.25% 3/15/23	205,000	211,150
Murphy Oil 6.875% 8/15/24	250,000	268,250
Murphy Oil USA 6.00% 8/15/23	180,000	189,675
Newfield Exploration
5.375% 1/1/26	135,000	141,413
Noble Holding International
5.25% 3/16/18	100,000	100,875
NuStar Logistics 6.75% 2/1/21	165,000	180,675
Oasis Petroleum 6.875% 3/15/22	105,000	107,625
QEP Resources 5.25% 5/1/23	285,000	282,150
Sabine Pass Liquefaction 144A
5.00% 3/15/27 #	85,000	90,187
Southwestern Energy
6.70% 1/23/25	385,000	370,563
Targa Resources Partners 144A
5.375% 2/1/27 #	375,000	394,687
Tesoro Logistics 5.25% 1/15/25	190,000	200,925
Transocean 144A 9.00% 7/15/23 #	170,000	184,450
Transocean Proteus 144A
6.25% 12/1/24 #	90,000	93,263
Wildhorse Resource Development
144A 6.875% 2/1/25 #	200,000	198,000
		5,328,643
Financials – 0.62%
AerCap Global Aviation Trust 144A
6.50% 6/15/45 #●	200,000	211,250
E*TRADE Financial
5.875% 12/29/49 ●	180,000	185,821
Park Aerospace Holdings 144A
5.50% 2/15/24 #	177,000	185,222
		582,293

(continues)     NQ-DDF [2/17] 4/17 (18981) 5

Schedule of investments
Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Healthcare – 2.76%
Air Medical Group Holdings 144A
6.375% 5/15/23 #	280,000	$273,700
DaVita 5.00% 5/1/25	210,000	211,825
HCA
5.375% 2/1/25	280,000	293,650
5.875% 2/15/26	100,000	107,400
7.58% 9/15/25	80,000	88,800
HealthSouth
5.75% 11/1/24	285,000	292,125
5.75% 9/15/25	90,000	91,575
Hill-Rom Holdings
144A 5.00% 2/15/25 #	75,000	75,563
144A 5.75% 9/1/23 #	100,000	105,000
IASIS Healthcare 8.375% 5/15/19	150,000	147,375
inVentiv Group Holdings 144A
7.50% 10/1/24 #	105,000	110,250
Mallinckrodt International Finance
144A 5.50% 4/15/25 #	35,000	32,725
144A 5.625% 10/15/23 #	115,000	110,975
MPH Acquisition Holdings 144A
7.125% 6/1/24 #	270,000	291,600
Team Health Holdings Inc 144A
6.375% 2/1/25 #	145,000	144,275
Tenet Healthcare 8.125% 4/1/22	210,000	221,550
		2,598,388
Insurance – 0.50%
HUB International
144A 7.875% 10/1/21 #	215,000	227,900
144A 9.25% 2/15/21 #	50,000	51,906
USI 144A 7.75% 1/15/21 #	190,000	194,275
		474,081
Media – 4.48%
CCO Holdings
144A 5.50% 5/1/26 #	30,000	31,913
144A 5.75% 2/15/26 #	120,000	128,700
144A 5.875% 5/1/27 #	220,000	236,852
Cequel Communications Holdings I
144A 7.75% 7/15/25 #	200,000	223,250
CSC Holdings
144A 5.50% 4/15/27 #	200,000	206,250
144A 10.875% 10/15/25 #	200,000	241,500
DISH DBS 7.75% 7/1/26	175,000	206,063
Gray Television 144A
5.875% 7/15/26 #	280,000	284,640
Lamar Media 5.75% 2/1/26	167,000	180,151
Nexstar Broadcasting 144A
5.625% 8/1/24 #	265,000	271,625
Nielsen Co. Luxembourg 144A
5.00% 2/1/25 #	385,000	387,887
Radiate Holdco 144A
6.625% 2/15/25 #	195,000	196,219
SFR Group 144A 7.375% 5/1/26 #	400,000	416,000
Sinclair Television Group 144A
5.125% 2/15/27 #	195,000	188,663
Sirius XM Radio 144A
5.375% 4/15/25 #	175,000	179,431
Tribune Media 5.875% 7/15/22	200,000	205,250
Virgin Media Secured Finance 144A
5.25% 1/15/26 #	200,000	203,000
VTR Finance 144A
6.875% 1/15/24 #	200,000	212,500
WideOpenWest Finance
10.25% 7/15/19	210,000	222,075
		4,221,969
Services – 3.79%
Advanced Disposal Services 144A
5.625% 11/15/24 #	195,000	199,875
Avis Budget Car Rental 144A
6.375% 4/1/24 #	155,000	158,294
ESH Hospitality 144A
5.25% 5/1/25 #	265,000	267,981
GEO Group
5.875% 1/15/22	500,000	523,125
5.875% 10/15/24	100,000	103,500
6.00% 4/15/26	130,000	135,980
Herc Rentals
144A 7.50% 6/1/22 #	50,000	54,250
144A 7.75% 6/1/24 #	220,000	243,100
Iron Mountain U.S. Holdings 144A
5.375% 6/1/26 #	195,000	195,000
Mohegan Tribal Gaming Authority
144A 7.875% 10/15/24 #	275,000	282,928
NES Rentals Holdings 144A
7.875% 5/1/18 #	205,000	207,563
Prime Security Services Borrower
144A 9.25% 5/15/23 #	605,000	664,744
Scientific Games International
10.00% 12/1/22	320,000	340,800
United Rentals North America
5.50% 5/15/27	195,000	199,789
		3,576,929
Technology & Electronics – 2.26%
CDK Global 5.00% 10/15/24	175,000	176,178
CDW Finance 5.00% 9/1/25	95,000	96,841
Change Healthcare Holdings 144A
5.75% 3/1/25 #	200,000	207,000

6 NQ-DDF [2/17] 4/17 (18981)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
CommScope 144A 5.50% 6/15/24 #	70,000	$73,587
CommScope Technologies Finance
144A 6.00% 6/15/25 #	115,000	123,625
Diamond 1 Finance 144A
8.10% 7/15/36 #	145,000	182,831
Entegris 144A 6.00% 4/1/22 #	140,000	146,475
First Data 144A 7.00% 12/1/23 #	461,000	496,727
Infor U.S. 6.50% 5/15/22	165,000	172,425
Sensata Technologies U.K. Financing
144A 6.25% 2/15/26 #	200,000	216,500
Solera 144A 10.50% 3/1/24 #	120,000	137,400
Symantec 144A 5.00% 4/15/25 #	95,000	97,616
		2,127,205
Telecommunications – 3.35%
CenturyLink
6.75% 12/1/23	170,000	178,500
7.50% 4/1/24	110,000	118,525
Cincinnati Bell 144A
7.00% 7/15/24 #	275,000	291,500
Cogent Communications Group
144A 5.375% 3/1/22 #	100,000	104,500
Columbus Cable Barbados 144A
7.375% 3/30/21 #	200,000	213,576
Communications Sales & Leasing
144A 7.125% 12/15/24 #	285,000	294,263
Frontier Communications
10.50% 9/15/22	170,000	177,863
Level 3 Financing 5.375% 5/1/25	180,000	186,300
Sprint
7.125% 6/15/24	200,000	216,438
7.875% 9/15/23	125,000	139,375
Sprint Communications
7.00% 8/15/20	136,000	147,050
T-Mobile USA
6.00% 3/1/23	100,000	106,000
6.00% 4/15/24	40,000	42,800
6.375% 3/1/25	75,000	80,811
6.50% 1/15/26	140,000	154,175
Wind Acquisition Finance 144A
7.375% 4/23/21 #	400,000	417,500
Zayo Group 6.375% 5/15/25	265,000	286,531
		3,155,707
Transportation – 0.25%
XPO Logistics
144A 6.125% 9/1/23 #	105,000	110,644
144A 6.50% 6/15/22 #	120,000	126,450
		237,094
Utilities – 1.23%
AES
5.50% 4/15/25	160,000	162,800
6.00% 5/15/26	25,000	25,875
Calpine
5.50% 2/1/24	100,000	99,500
5.75% 1/15/25	250,000	248,625
Dynegy
7.625% 11/1/24	160,000	152,800
144A 8.00% 1/15/25 #	45,000	42,975
Emera 6.75% 6/15/76 •	180,000	198,000
Enel 144A 8.75% 9/24/73 #•	200,000	231,000
		1,161,575
Total Corporate Bonds
(cost $35,110,874)		36,540,248

Loan Agreements – 1.40%«
Accudyne Industries Borrower 1st
Lien 4.00% 12/13/19	99,636	95,189
Applied Systems 2nd Lien
7.50% 1/23/22	362,735	364,012
BJ’s Wholesale Club 2nd Lien
8.50% 1/27/25	130,000	130,325
Blue Ribbon 1st Lien
5.00% 11/13/21	63,400	62,727
KIK Custom Products Tranche B 1st
Lien 5.50% 8/26/22	42,266	42,706
Kronos 2nd Lien 9.284% 11/1/24	195,000	201,886
Moran Foods Tranche B 1st Lien
7.00% 12/5/23	95,000	94,842
Russell Investments U.S. Institutional
Holdco Tranche B 1st Lien
6.75% 6/1/23	107,460	108,534
6.75% 6/1/23	75,000	75,750
Solera Tranche B 1st Lien
5.75% 3/3/23	64,513	65,063
VC GB Holdings 2nd Lien
9.00% 2/23/25	80,000	79,200
Total Loan Agreements
(cost $1,280,109)		1,320,234

	Number of
	shares
Master Limited Partnership – 0.83%
Ares Management	15,100	326,160
Brookfield Infrastructure
Partners	12,600	454,608

(continues)     NQ-DDF [2/17] 4/17 (18981) 7

Schedule of investments
Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Number of	Value
	shares	(U.S. $)
Master Limited Partnership (continued)
Brookfield Infrastructure
Partners	12,600	$454,608
Total Master Limited
Partnership (cost $448,145)		780,768

Preferred Stock – 0.87%
AMG Capital Trust II 5.15%	2,746	162,186
Bank of America 6.50% ●	220,000	240,554
Colony NorthStar 8.50%	8,300	212,978
GMAC Capital Trust I
6.824% ●	8,000	205,760
Total Preferred Stock
(cost $762,070)		821,478

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $5.50, expiration
date 4/29/19 †	7,872	394
Total Warrant (cost $65)		394

	Principal
	amount°
Short-Term Investment – 0.05%
Discount Note – 0.05%≠
U.S. Treasury Bill 0.44%
4/13/17	43,350	43,325
Total Short-Term Investment
(cost $43,327)		43,325

Total Value of
Securities – 141.93%
(cost $109,391,844)		133,802,534

Borrowing Under Line of
Credit – (42.43%)		(40,000,000)
Liabilities Net of
Receivables and Other
Assets – 0.50%		467,555
Net Assets Applicable to
8,092,799 Shares
Outstanding – 100.00%		$94,270,089
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $24,035,690, which represents 25.50% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Feb. 28, 2017, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
«

Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at Feb. 28, 2017.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. Each rate shown is as of Feb. 28, 2017. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Feb. 28, 2017.

REIT – Real Estate Investment Trust

8 NQ-DDF [2/17] 4/17 (18981)

Notes

Delaware Investments® Dividend and Income Fund, Inc.
February 28, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments® Dividend and Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occured in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$109,391,844
Aggregate unrealized appreciation of investments	$27,423,702
Aggregate unrealized depreciation of investments	(3,013,012)
Net unrealized appreciation of investments	$24,410,690

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-DDF [2/17] 4/17 (18981) 9

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Securities	Level 1	Level 2	Level 3	Total
Common Stock	$85,439,835	$—	$—	$85,439,835
Convertible Preferred Stock[1]	1,254,824	130,174	—	1,384,998
Convertible Bond	—	7,471,254	—	7,471,254
Corporate Debt	—	36,540,248	—	36,540,248
Loan Agreements	—	1,320,234	—	1,320,234
Master Limited Partnership	780,768	—	—	780,768
Preferred Stock	212,978	608,500	—	821,478
Warrant	394	—	—	394
Short-Term Investments	—	43,325	—	43,325
Total Value of Securities	$87,688,799	$46,113,735	$—	$133,802,534

The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced instruments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	91.85%	8.15%	—	100.00%

During the period ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occuring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognized transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

10 NQ-DDF [2/17] 4/17 (18981)

(Unaudited)

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-DDF [2/17] 4/17 (18981) 11

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: